Stock-Based Compensation and Benefit Plans - Associate Stock Purchase Plan (Details) - 2014 Associate Stock Purchase Plan - $ / shares	1 Months Ended	4 Months Ended	6 Months Ended
	Sep. 30, 2014	Dec. 31, 2014	Jun. 30, 2015
Other Plans
Number of shares of common stock reserved for issuance under the plan	500,000
Purchase prices expressed as a percentage of market value	85.00%
Compensation designated for purchase, maximum percentage	10.00%
Shares purchased		40,560	72,360
Share price (in dollars per share)			$ 0.4675